Milliman Variable Insurance Trust

(the “Trust”)

Supplement dated April 11, 2023 to the Currently Effective Prospectuses for the following series of the Trust

(Each, a “Fund,” and collectively, the “Funds”)

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Strategy

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Jan

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Feb

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Mar

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Apr

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – May

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Jun

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Jul

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Aug

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Sep

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Oct

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Nov

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Dec

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Strategy

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Jan

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Feb

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Mar

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Apr

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – May

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Jun

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Jul

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Aug

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Sep

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Oct

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Nov

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Dec

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Strategy

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (I)

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Oct (I)

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (II)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Funds’ Prospectuses.

At a meeting held on March 29, 2023, the Board of Trustees (the “Board”) of the Milliman Variable Insurance Trust (the “Trust”) approved a Plan of Liquidation for the Funds, which provides for the complete liquidation of the Funds and the redemption of the Funds’ outstanding shares. The liquidations are expected to be completed on or about June 1, 2023 or August 1, 2023, as indicated in the table below with respect to each Fund (for each Fund, the “Liquidation Date”). Effective upon the open of business on April 28, 2023 or May 31, 2023, as indicated in the table below with respect to each Fund (for each Fund, the “Closed Offering Date”), the Funds will close to new investments, including from new insurance company separate accounts or other qualified investors and additional purchases from existing insurance company separate accounts or other qualified investors.

Fund		Closed Offering Date	Liquidation Date
1.	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan	April 28, 2023	June 1, 2023
2.	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Feb	April 28, 2023	June 1, 2023
3.	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Mar	April 28, 2023	June 1, 2023
4.	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Apr	April 28, 2023	June 1, 2023
5.	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – May	April 28, 2023	June 1, 2023
6.	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Jun	April 28, 2023	June 1, 2023
7.	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Jul	April 28, 2023	June 1, 2023
8.	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Aug	April 28, 2023	June 1, 2023
9.	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Sep	April 28, 2023	June 1, 2023
10.	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Oct	April 28, 2023	June 1, 2023
11.	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Nov	April 28, 2023	June 1, 2023
12.	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Dec	April 28, 2023	June 1, 2023
13.	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Jan	April 28, 2023	June 1, 2023
14.	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Feb	May 31, 2023	August 1, 2023
15.	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Mar	April 28, 2023	June 1, 2023
16.	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Apr	April 28, 2023	June 1, 2023
17.	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – May	April 28, 2023	June 1, 2023
18.	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Jun	April 28, 2023	June 1, 2023
19.	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Jul	April 28, 2023	June 1, 2023
20.	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Aug	April 28, 2023	June 1, 2023
21.	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Sep	April 28, 2023	June 1, 2023
22.	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Oct	April 28, 2023	June 1, 2023
23.	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Nov	April 28, 2023	June 1, 2023
24.	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Dec	April 28, 2023	June 1, 2023
25.	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (I)	April 28, 2023	June 1, 2023
26.	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)	May 31, 2023	August 1, 2023
27.	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)	May 31, 2023	August 1, 2023
28.	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Oct (I)	April 28, 2023	June 1, 2023
29.	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (II)	April 28, 2023	June 1, 2023

Investors should be aware that while each Fund is preparing to liquidate, it will not be pursuing its stated investment objective or engaging in any business activities except winding up its business and affairs, preserving the value of its assets, paying its liabilities, and distributing its remaining assets to shareholders of record. Accordingly, each Fund may immediately begin transitioning its portfolio to cash or otherwise invest up to 100% of its assets in the Collateral Portfolio. In addition, if the Outcome Period for a Fund ends between the date of this supplement and its applicable Liquidation Date, a new Outcome Period may not commence, which would result in that Fund investing entirely in cash and/or other securities comprising the Collateral Portfolio from the conclusion of its current Outcome Period until its Liquidation Date. There is no guarantee that any Fund will achieve its Outcomes prior to its applicable Liquidation Date.

Because Fund shares are available as underlying investment options for variable contracts issued by insurance companies, it is anticipated that each contract owner will receive additional information from their insurance company or other financial intermediary about what options the contract owner has for the assets held in a Fund. Contract owners should refer to any documents provided by their insurance company or other financial intermediary concerning the effect of the liquidations of the Funds and any steps they may need to take as a result thereof. In addition, notwithstanding the Closed Offering Date for each Fund, contract owners should understand that their insurance company may have an earlier cut-off date for new investments and should contact their insurance company or other financial intermediary for more information.

Because shares of the Funds are only eligible to be held by insurance company separate accounts funding variable contracts and other qualified investors, the liquidations are not expected to be considered taxable events to contract owners. Contract owners should consult their personal tax advisor concerning their particular tax circumstances.

Investors should retain this supplement for future reference.

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